Note 30 - Commitments and guarantees given (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Guarantees given
Loan commitments, financial guarantees and other commitments
Commitments and guarantees given (Millions of Euros)
	Notes	June 2020	December 2019
Loan commitments given	6.2.2	134,494	130,923
Of which: defaulted		227	270
General governments		2,897	3,117
Credit institutions		14,450	11,742
Other financial corporations		4,955	4,578
Non-financial corporations		69,184	65,475
Households		43,008	46,011
Financial guarantees given	6.2.2	10,989	10,984
Of which: defaulted (*)		261	224
General governments		109	125
Credit institutions		427	995
Other financial corporations		677	583
Non-financial corporations		9,529	8,986
Households		247	295
Other commitments given	6.2.2	38,563	39,209
Of which: defaulted (*)		441	506
Central banks		106	1
General governments		1,685	521
Credit institutions		5,119	5,952
Other financial corporations		3,924	2,902
Non-financial corporations		27,535	29,682
Households		193	151
Total	6.2.2	184,046	181,116